SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies
Schedule of amortization of right-of-use assets

	Years
Lease facilities	2	to	3
Motor vehicles		3

Schedule of useful life of the assets at annual rates

	%
Leased systems		15
Laboratory equipment		15
Computers		33
Office furniture and equipment	6	-	15
Leasehold improvements		(*)